DRYDEN SHORT-TERM BOND FUND, INC.

Gateway Center Three, 4th Floor

Newark, NJ 07102

April 27, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Short-Term Bond Fund, Inc. (the “Fund”)
(File No. 33-22363)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 32 and (ii) that the text of Post-Effective Amendment No. 32 was filed electronically on April 25, 2006.

DRYDEN SHORT-TERM BOND FUND, INC.

By:	/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary